APPENDIX H - FORM N-CSR

                                         ---------------------------------------
                                            OMB APPROVAL
                                            OMB Number: 3235-0570
                                            Expires: November 30, 2005
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                                            hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06720
                                  -----------------------------
            Meeder Advisor Funds Trust
---------------------------------------------------------------
               (Exact name of registrant as specified in charter)
            6125 Memorial Drive
            Dublin, OH 43017
--------------------------------------------------------------------------------
                         (Address of principal executive offices)     (Zip code)
            Bruce McKibben
            c/o Meeder Advisor Funds Trust
            6125 Memorial Drive
            Dublin, OH 43017
--------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code:  800-494-3539
                                                   -----------------------

Date of fiscal year end:        12/31/03
                        -----------------------
Date of reporting period:       06/30/03
                         ----------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

================================================================================

     Meeder
        Advisor Funds

        The Institutional Fund
        2003 Semiannual Report

        June 30, 2003

     Meeder
        Advisor Funds

        P.O. Box 7177
        Dublin, Ohio 43017
        800-325-3539

        Distributed by
        Adviser Dealer Services, Inc.

                                                                       [GRAPHIC]

================================================================================

Meeder
   Advisor Funds

The Institutional Fund

--------------------------------------------------------------------------------------------
Performance Perspective

Period & Average Annual Total Returns     3        Year      1       3       5       Since
as of June 30, 2003                     months   to date   year    years   years   Inception
--------------------------------------------------------------------------------------------
The Institutional Fund                  0.27%     0.57%    1.39%   3.27%   4.14%    4.77%/1/
--------------------------------------------------------------------------------------------
Avg. Institutional Money Market Fund    0.23%     0.48%    1.24%   3.20%   3.90%      n/a
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Current & Effective Yields*        7-day simple yield: 0.98%  7-day compound yield: 0.98%
--------------------------------------------------------------------------------------------

/1/  Inception Date: 6/15/94.

* Yield quotations more closely reflect the current earnings of The Institutional Fund than do total return quotations.

Source for average money market fund data: iMoneyNet, Inc.

--------------------------------------------------------------------------------

Semiannual Market Perspective

                                     [PHOTO]

                                 Joseph A. Zarr
                                 Co-Portfolio Manager

                                     [PHOTO]

                                 Christopher M.
                                 O'Daniel, CFA
                                 Co-Portfolio Manager

The Institutional Fund continues to perform among the best funds in its peer group, outperforming the average institutional money market fund for all time periods as of June 30, 2003, according to iMoneyNet, Inc.

Short-term interest rates fell throughout most of the first half of the year, as the market anticipated additional rate cuts by the Federal Reserve, which eventually came in the form of a quarter-point reduction on June 25th. Throughout this period, the Fund sought to take advantage of the higher yields that were available among very short-term securities, and to lock in higher rates among select longer-term instruments. This approach helped the Fund retain its strong performance relative to its peers, and gave us the flexibility to adjust the portfolio in case rates moved higher.

Foreign affairs dominated the market in the 1st Quarter, as economic events took a back seat to the conflict in Iraq. Upon the conclusion of the war, the market began to focus again on the threat of deflation. Within its own ability, the Federal Reserve is simply not going to let deflationary forces take root in the U.S. as they have in Japan over the last 10 years. It is our view that the Fed wishes to keep short-term rates low

                                     [CHART]

                                    Pie chart

Portfolio Holdings as of June 30, 2003

1) Variable Rate Notes       32%
2) Corporate Notes           26%
3) Commercial Paper          18%
4) Repurchase Agreements     17%
5) U.S. Gov't Agency Notes    7%

Portfolio holdings are subject to change.

for some time, as a means of combating deflation and supporting an improving economy. Therefore, we would expect yields on all short-term instruments to remain relatively low until the economy begins to expand at a more robust rate - which may not occur until late this year or early next year.

Past performance does not guarantee future results. Except for the current and effective yields, all performance figures represent period and average annual total returns for the periods ended June 30, 2003, and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of The Institutional Fund during the periods shown above. Investments in The Institutional Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to perserve the value of your investment at $1.00 per share, it is possible to lose money by investing in The Institutional Fund.

--------------------------------------------------------------------------------

2003 Semiannual Report | June 30, 2003                                         1

Schedule of Portfolio Investments
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                            Money Market Portfolio

                            Money Market Portfolio

                                                   Principal
                                  Coupon/          Amount ($)
                                   Yield  Maturity or Shares  Value ($)
                                  ------- -------- ---------- ----------
          Commercial Papers -- 18.0%
        Archer Daniels
         Midland Co.**             1.08%  11/12/03 10,000,000  9,959,800
        Cargill, Inc.              1.06%  11/03/03  5,000,000  4,981,597
        Duff & Phelps Utility &
         Corporate Bond Trust,
         Inc.**                    1.13%  09/02/03  4,750,000  4,740,607
        Pfizer, Inc.**             0.92%  08/12/03  3,800,000  3,795,838
        Schering-Plough Corp.      1.21%  08/12/03  8,000,000  7,988,707
        Toyota Motor Credit Corp.  1.05%  11/25/03  5,000,000  4,978,562
                                                              ----------
        Total Commercial Papers
         (Cost $36,445,111)                                   36,445,111
                                                              ----------
          Corporate Obligations -- 56.9%
        Abbott Laboratories        5.60%  10/01/03    505,314    505,314
        American General Finance
         Corp.                     5.75%  11/01/03  1,010,000  1,024,724
        Aquarium Holdings, KY      1.15%* 07/03/03    108,000    108,000
        Associates Corp.           6.88%  08/01/03  1,000,000  1,003,730
        Associates Corp.           5.75%  11/01/03  7,000,000  7,106,330
        Austin Printing Co., Inc.  1.12%* 07/03/03  1,955,000  1,955,000
        Bath Technologies, Inc.    1.15%* 07/03/03  1,340,000  1,340,000
        Bear Stearns Co., Inc.     6.70%  08/01/03  2,108,000  2,116,864
        Beaver Creek Enterprise    1.12%* 07/03/03  1,640,000  1,640,000
        Cascade Plaza Project      1.12%* 07/03/03  8,395,000  8,395,000
        Citigroup, Inc.            6.75%  08/15/03    350,000    352,041
        Clark Grave Vault Co.      1.15%* 07/03/03  1,350,000  1,350,000
        Coughlin Family Property,
         Inc.                      1.15%* 07/03/03  1,880,000  1,880,000
        Espanola/Nambe             1.12%* 07/03/03  1,185,000  1,185,000
        First Colony Corp.         6.63%  08/01/03  7,000,000  7,031,731
        Florida Power & Light      5.79%  09/15/03  3,500,000  3,531,874
        Fortune Brands, Inc.       8.50%  10/01/03  1,250,000  1,272,062
        General Electric Capital
         Corp.                     5.38%  04/23/04  1,220,000  1,259,092
        General Electric Capital
         Corp.                     7.13%  11/01/03  1,600,000  1,628,972
        General Electric Capital
         Corp.                     6.75%  09/11/03    520,000    524,876
        Gordon Flesch Co. Project  1.12%* 07/03/03    900,000    900,000
        Hancor, Inc.               1.12%* 07/03/03    200,000    200,000
        Isaac Tire, Inc.           1.15%* 07/03/03    870,000    870,000
        J.P. Morgan                8.50%  08/15/03  2,675,000  2,698,640
        J.P. Morgan                4.49%  08/01/03    500,000    500,837
        J.P. Morgan                5.69%  02/10/04  3,000,000  3,077,901
        Keiser Street, Inc.        1.12%* 07/03/03  1,825,000  1,825,000
        K.L. Morris, Inc.          1.15%* 07/03/03  2,095,000  2,095,000
        Martin Wheel Co, Inc.      1.32%* 07/03/03  2,420,000  2,420,000
        Mellon Funding Corp.       5.75%  11/15/03  1,500,000  1,524,616
        Merrill Lynch & Co., Inc.  5.70%  02/06/04  1,500,000  1,538,209
        MetLife Insurance Co.***   1.38%* 10/01/03 12,000,000 12,000,000
        Mubea, Inc.                1.12%* 07/03/03  7,650,000  7,650,000
        Nations Bank               6.50%  08/15/03    200,000    201,022
        Osco Industries, Inc.      1.12%* 01/25/03  1,500,000  1,500,000
        O.K.I. Supply Co.          1.15%* 07/03/03  1,550,000  1,550,000
        Parker Hannifin            5.65%  09/15/03  8,000,000  8,074,244
        Presrite Corp.             1.12%* 07/03/03    340,000    340,000

                                                  Principal
                                 Coupon/          Amount ($)
                                  Yield  Maturity or Shares   Value ($)
                                 ------- -------- ---------- -----------
         Corporate Obligations -- continued
       Pro Tire, Inc.             1.15%* 07/03/03  1,045,000   1,045,000
       Procter & Gamble Co.       5.25%  09/15/03  3,375,000   3,402,085
       R.I. Lampus Co.            1.12%* 07/03/03    790,000     790,000
       Salomon Smith Barney       7.20%  02/01/04  2,101,000   2,171,345
       Seariver Maritime, Inc.    1.34%* 07/03/03  4,900,000   4,900,000
       SGS Tool Co.               1.12%* 07/03/03    720,000     720,000
       Southern California Gas    5.75%  11/15/03    300,000     304,893
       Wells Fargo                9.13%  02/01/04  1,000,000   1,044,391
       White Castle Project       1.12%* 07/03/03  6,750,000   6,750,000
                                                             -----------
       Total Corporate Obligations
        (Cost $115,303,794)                                  115,303,794
                                                             -----------
         U.S. Government Agency Obligations -- 7.3%
       Federal Farm Credit Bank   5.15%  12/03/03    100,000     101,585
       Federal Home Loan Bank     7.32%* 07/02/03    800,000     800,129
       Federal Home Loan Bank     6.75%  08/01/03    300,000     312,389
       Federal Home Loan Bank     5.79%  07/28/03    250,000     250,632
       Federal Home Loan Bank     5.17%  04/05/04    515,000     524,946
       Federal Home Loan Bank     5.08%  11/06/03    150,000     151,950
       Federal Home Loan Bank     4.13%  08/15/03    500,000     501,313
       Federal Home Loan Bank     3.25%  02/13/04    510,000     515,998
       Federal Home Loan Bank     1.42%  05/24/04  1,720,000   1,720,000
       Federal Home Loan Bank     1.30%  06/30/04  5,000,000   5,000,000
       Federal Home Loan Bank     1.30%  06/07/04  5,000,000   5,000,000
                                                             -----------
       Total U.S. Government
        Agency Obligations
        (Cost $14,878,942)                                    14,878,942
                                                             -----------
         U.S. Treasury Obligations -- 0.0%
       U.S. Treasury Bill         1.08%  11/20/03     63,100      62,831
                                                             -----------
       Total U.S. Treasury Obligations
        (Cost $62,831)                                            62,831
                                                             -----------
         Repurchase Agreements -- 17.2%
       Salomon Smith Barney,
        Inc., (Collateralized by
        $35,499,660 Banco
        Santander Commercial
        Paper, at 1.05%, due
        09/02/03, value --
        $35,434,301)              1.43%  07/01/03 34,739,000  34,739,000
                                                             -----------
       Total Repurchase Agreements
        (Cost $34,739,000)                                    34,739,000
                                                             -----------
       Total Investments -- 99.4%
        (Cost $201,429,678) (a)                              201,429,678
                                                             -----------
       Other Assets less
        Liabilities -- 0.6%                                    1,189,783
                                                             -----------
       Total Net Assets -- 100.0%                            202,619,461
                                                             -----------

Schedule of Portfolio Investments
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                            Money Market Portfolio


                                                   Principal
                                                   Amount ($)
                                                   or Shares  Value ($)
                                                   ---------- ---------
          Trustee Deferred Compensation****
        The Flex-funds Dynamic Growth Fund           1,124      7,104
        The Flex-funds Highlands Growth Fund         1,137     14,804
        The Flex-funds Muirfield Fund                3,943     16,048
        The Flex-funds Total Return Utilities Fund     905     12,163
                                                               ------
        Total Trustee Deferred Compensation
         (Cost $50,119)                                        50,119
                                                               ------

(a) Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security. Interest rate is as of June 30, 2003. Maturity date reflects the next rate change date.
** Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of June 30, 2003, securities restricted as to resale to institutional investors represented 9.2% of the Portfolio.
*** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of June 30, 2003, illiquid securities represented 6.0% of the Portfolio.
****Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Statement of Assets & Liabilities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                               Institutional
                                                                   Fund
                                                               -------------
    Assets
    Investment in corresponding portfolio, at value             $12,930,195
    Receivable from investment advisor                                1,633
    Other assets                                                     10,584
    ------------------------------------------------------------------------
    Total Assets                                                 12,942,412
    ------------------------------------------------------------------------

    Liabilities
    Dividends payable                                                12,491
    Accrued transfer agent and administrative fees                      936
    Accrued distribution plan fees (12b-1)                              960
    Other accrued liabilities                                         2,172
    ------------------------------------------------------------------------
    Total Liabilities                                                16,559
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
    Total Net Assets                                            $12,925,853
    ------------------------------------------------------------------------

    Net Assets
    Capital                                                     $12,925,853
    ------------------------------------------------------------------------
    Total Net Assets                                            $12,925,853
    ------------------------------------------------------------------------

    Capital Stock Outstanding                                    12,925,853
     (indefinite number of shares authorized, $0.10 par value)
    Net Asset Value, Offering and Redemption Price Per Share    $      1.00

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                              Institutional
                                                                  Fund
                                                              -------------
     Net Investment Income from Corresponding Portfolio
     Interest                                                   $156,184
     Expenses net of reductions                                  (21,329)
     ----------------------------------------------------------------------
     Total Net Investment Income from Corresponding Portfolio    134,855
     ----------------------------------------------------------------------

     Fund Expenses
     Administrative                                                5,384
     Transfer agent                                                4,927
     Distribution plan                                             1,387
     Registration and filing                                       3,007
     Insurance                                                       379
     Printing                                                        922
     Legal                                                           893
     Postage                                                         362
     Audit                                                           875
     Other                                                         3,366
     ----------------------------------------------------------------------
     Total Expenses Before Reductions                             21,502
     ----------------------------------------------------------------------

     Expenses reimbursed by investment advisor                   (10,736)
     ----------------------------------------------------------------------
     Net Expenses                                                 10,766
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Net Investment Income                                       124,089
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations         $124,089
     ----------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003 (unaudited) and Year Ended December 31, 2002
--------------------------------------------------------------------------------


                                                                                 Institutional Fund
                                                                             --------------------------
                                                                                 2003          2002
                                                                             ------------  ------------
Operations
Net investment income                                                        $    124,089  $    536,961
--------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                124,089       536,961
--------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income                                                       (124,089)     (536,961)
--------------------------------------------------------------------------------------------------------
Net change in net assets resulting from distributions                            (124,089)     (536,961)
--------------------------------------------------------------------------------------------------------

Capital Transactions
Issued                                                                         15,699,984    52,568,110
Reinvested                                                                         95,980       453,560
Redeemed                                                                      (27,498,712)  (77,088,976)
--------------------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions                  (11,702,748)  (24,067,306)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                    (11,702,748)  (24,067,306)
--------------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                              24,628,601    48,695,907
--------------------------------------------------------------------------------------------------------

Net Assets -- End of Period                                                  $ 12,925,853  $ 24,628,601
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment income $         --  $         --
--------------------------------------------------------------------------------------------------------

Share Transactions
Issued                                                                         15,699,984    52,568,110
Reinvested                                                                         95,980       453,560
Redeemed                                                                      (27,498,712)  (77,088,976)
--------------------------------------------------------------------------------------------------------
Net change in shares                                                          (11,702,748)  (24,067,306)
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through Six Months Ended June 30, 2003 (unaudited) and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

Institutional Fund

                                                 2003     2002     2001     2000     1999      1998
                                               -------  -------  -------  -------  --------  --------
Net Asset Value, Beginning of Period           $  1.00  $  1.00  $  1.00  $  1.00  $   1.00  $   1.00
------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income                            0.006    0.017    0.042    0.062     0.050     0.054
------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.006    0.017    0.042    0.062     0.050     0.054
------------------------------------------------------------------------------------------------------

Less Distributions
From net investment income                      (0.006)  (0.017)  (0.042)  (0.062)   (0.050)   (0.054)
------------------------------------------------------------------------------------------------------
Total Distributions                             (0.006)  (0.017)  (0.042)  (0.062)   (0.050)   (0.054)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  1.00  $  1.00  $  1.00  $  1.00  $   1.00  $   1.00
------------------------------------------------------------------------------------------------------

Total Return (assumes reinvestment of
  distributions)(1)                              0.57%    1.73%    4.26%    6.37%     5.13%     5.49%

Ratios/Supplemental Data
Net assets, end of period ($000)               $12,926  $24,629  $48,696  $63,971  $868,169  $641,831
Ratio of net expenses to average net assets(2)   0.30%    0.30%    0.29%    0.24%     0.25%     0.24%
Ratio of net investment income to average net
  assets(2)                                      1.15%    1.75%    4.23%    6.02%     5.01%     5.34%
Ratio of expenses to average net assets before
  reductions(1)(3)                               0.57%    0.53%    0.49%    0.46%     0.45%     0.45%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) Ratio includes reductions in corresponding portfolio.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. At June 30, 2003, the Trust consisted of three series. The accompanying financial statements relate only to the Institutional Fund (the "Fund"). The Fund invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio"). The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                      Percentage of
                                                    Portfolio Owned by
                                                        Fund as of
          Fund               Portfolio                June 30, 2003*
          ----               ---------              ------------------
          Institutional Fund Money Market Portfolio         6%

*  There is a partner of the Portfolio that owns a de minimis position.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatments of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

2.  Agreements and Other Transactions with Affiliates

Meeder Asset Management, Inc. ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.08% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund. The Fund is currently subject to an expense cap, thus the basis point fee has been reduced by 0.02%.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has agreed to reduce its fees and/or reimburse expenses, including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses), to limit the Fund's total annual operating expenses to 0.27% of average daily net assets. Prior to June 19, 2003, the Fund's total annual operating expense limit had been 0.30%. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the six months ended June 30, 2003, MAM and MFSCo, collectively, reimbursed $10,736 to the Fund.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution plan that limits the Fund, on an annual basis, to pay 0.03% of average daily net assets for such expenses. However, the Fund expensed what was actually incurred during the six months ended June 30, 2003.

3.  Federal Tax Information

The Fund paid dividends, characterized for tax purposes as ordinary income, of $541,986 during the year ended December 31, 2002./1/

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis for the Fund was as follows:

                             Accumulated
     Undistributed           Capital and    Unrealized         Total
       Ordinary    Dividends Other Gains  Appreciation/     Accumulated
        Income      Payable  and (Losses) (Depreciation) Earnings/(Deficit)
     ------------- --------- ------------ -------------- ------------------
       $3,078       $3,078       $--           $--              $--

/1/ Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Statement of Assets & Liabilities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                               Money
                                                              Market
                                                             Portfolio
                                                            ------------
        Assets
        Investments, at value*                              $166,690,678
        Repurchase agreements, at value*                      34,739,000
        Trustee deferred compensation investments, at value       50,119
        Cash                                                         797
        Interest and dividend receivable                       1,236,030
        Prepaid expenses/other assets                                 43
        ----------------------------------------------------------------
        Total Assets                                         202,716,667
        ----------------------------------------------------------------

        Liabilities
        Payable for Trustee Deferred Compensation Plan            50,119
        Payable to investment advisor                             22,605
        Accrued fund accounting fees                               5,132
        Other accrued liabilities                                 19,350
        ----------------------------------------------------------------
        Total Liabilities                                         97,206
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        Total Net Assets                                    $202,619,461
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        * Investments, at cost                              $201,429,678
        ----------------------------------------------------------------

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                               Money
                                                              Market
                                                             Portfolio
                                                            ----------
         Investment Income
         Interest                                           $1,533,844
         --------------------------------------------------------------
         Total Investment Income                             1,533,844
         --------------------------------------------------------------

         Expenses
         Investment advisor                                    339,843
         Fund accounting                                        28,966
         Trustee                                                 4,505
         Audit                                                   3,648
         Custodian                                               8,322
         Legal                                                   2,474
         Insurance                                               1,824
         Other                                                   1,482
         --------------------------------------------------------------
         Total Expenses Before Reductions                      391,064
         --------------------------------------------------------------

         Investment advisor fees waived                       (182,581)
         --------------------------------------------------------------
         Total Net Expenses                                    208,483
         --------------------------------------------------------------
         --------------------------------------------------------------
         Net Investment Income (Loss)                        1,325,361
         --------------------------------------------------------------
         --------------------------------------------------------------
         Net Change in Net Assets Resulting from Operations $1,325,361
         --------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003 (unaudited)
and the Year Ended December 31, 2002
--------------------------------------------------------------------------------



                                                                                           Money Market Portfolio
                                                                                        ----------------------------
                                                                                             2003           2002
                                                                                        -------------  -------------
Operations
Net investment income (loss)                                                            $   1,325,361  $   4,658,599
---------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                          1,325,361      4,658,599
---------------------------------------------------------------------------------------------------------------------

Transactions of Investors' Beneficial Interests
Contributions                                                                             134,968,757    325,392,543
Withdrawals                                                                              (144,552,092)  (389,503,659)
---------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from transactions of investors' beneficial interests    (9,583,335)   (64,111,116)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                                 (8,257,974)   (59,452,517)
---------------------------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                                         210,877,435    270,329,952
---------------------------------------------------------------------------------------------------------------------

Net Assets -- End of Period                                                             $ 202,619,461  $ 210,877,435
---------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
Ratios/Supplementary Data For Six Months Ended June 30, 2003 (unaudited) and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

Money Market Portfolio

                                                 2003     2002     2001     2000      1999      1998
                                               -------- -------- -------- -------- ---------- --------

Total Return(1)                                   0.62%    1.83%    4.54%    6.61%      5.37%    5.71%

Net assets, end of period ($000)               $202,619 $210,877 $270,330 $297,206 $1,104,197 $798,269
Ratio of net expenses to average net assets(2)    0.20%    0.20%    0.21%    0.19%      0.18%    0.18%
Ratio of net investment income to average net
  assets(2)                                       1.25%    1.83%    4.26%    6.05%      5.07%    5.39%
Ratio of expenses to average net assets before
  reductions(2)                                   0.37%    0.36%    0.35%    0.30%      0.30%    0.30%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Money market securities held in the Portfolio are valued at amortized cost, which approximates value. In compliance with Rule 2a-7 of the 1940 Act, the amortized values are compared to prices obtained from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees").

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Federal income taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in shares of The Flex-funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

2.  Investment Transactions

As of June 30, 2003, the aggregate cost basis of investments for federal income tax purposes was $201,429,678.

3.  Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 2003, MAM agreed to reduce $182,581 of investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as accounting services agent for the Portfolio. In compensation for such services, the Portfolio pays MFSCo an annual fee equal to the greater of:

    a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

    b. $30,000.

Trustees and Officers (unaudited)
--------------------------------------------------------------------------------

Certain trustees and officers of the Portfolio are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust, the Fund, and the Portfolio and elect their officers. The officers are responsible for the Fund's and the Portfolio's day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

Name, Address(1), and
Year of Birth              Position and Length of Service(2) Principal Occupation During Past Five Years
-------------              --------------------------------- -------------------------------------------
Robert S. Meeder, Sr.*        Trustee and President            Chairman of Meeder Asset
Year of Birth: 1929                                            Management, Inc., an investment
                                                               advisor; Chairman and Director of
                                                               Mutual Funds Service Co., the Fund
                                                               Complex's transfer agent; Director of
                                                               Adviser Dealer Services, Inc., the
                                                               Fund Complex's Distributor.

Milton S. Bartholomew         Trustee                          Retired; formerly a practicing attorney
Year of Birth: 1929                                            in Columbus, Ohio; member of the
                                                               Fund Complex's Audit Committee.

Roger D. Blackwell            Trustee                          Professor of Marketing and Consumer
Year of Birth: 1940                                            Behavior, The Ohio State University;
                                                               President of Blackwell Associates,
                                                               Inc., a strategic consulting firm.

Robert S. Meeder, Jr.*        Trustee and Vice President       President of Meeder Asset
Year of Birth: 1961                                            Management, Inc.

Walter L. Ogle                Trustee                          Retired; formerly Executive Vice
Year of Birth: 1937                                            President of Aon Consulting, an
                                                               employee benefits consulting group;
                                                               member of the Fund Complex's Audit
                                                               Committee.

Charles A. Donabedian         Trustee                          President, Winston Financial, Inc.,
Year of Birth: 1943                                            which provides a variety of marketing
                                                               consulting services to investment
                                                               management companies; CEO,
                                                               Winston Advisors, Inc., an investment
                                                               advisor; member of the Fund
                                                               Complex's Audit Committee.

James W. Didion               Trustee                          Retired; formerly Executive Vice
Year of Birth: 1930                                            President of Core Source, Inc., an
                                                               employee benefit and Workers'
                                                               Compensation administration and
                                                               consulting firm (1991 - 1997).

Jack W. Nicklaus              Trustee                          Designer, Nicklaus Design, a golf
Year of Birth: 1961                                            course design firm and division of The
                                                               Nicklaus Companies.

(1) The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

--------------------------------------------------------------------------------

                     Manager and Investment Advisor:
                     Meeder Asset Management
                     6125 Memorial Drive
                     P.O. Box 7177
                     Dublin, Ohio 43017

                     Board of Trustees
                     Milton S. Bartholomew
                     Dr. Roger D. Blackwell
                     James Didion
                     Charles Donabedian
                     Robert S. Meeder, Sr.
                     Robert S. Meeder, Jr.
                     Jack Nicklaus II
                     Walter L. Ogle

                     Custodian
                     U.S. Bank, N.A.
                     Cincinnati, Ohio 45201

                     Transfer Agent Dividend Disbursing Agent
                     Mutual Funds Service Co.
                     6125 Memorial Drive
                     Dublin, Ohio 43017

                     Auditors
                     KPMG LLP
                     Columbus, Ohio 43215

--------------------------------------------------------------------------------

================================================================================

Meeder
   Advisor Funds

   P.O. Box 7177
   Dublin, Ohio 43017
   800-325-3539

   Distributed by
   Adviser Dealer Services, Inc.

================================================================================

Meeder
  Advisor Funds




  Capital Fund
  Opportunity Fund


  2003 Semiannual Report

  June 30, 2003


                                  Meeder
                                    Advisor Funds

                                    6125 Memorial Drive, P.O. Box 7177
                                    Dublin, Ohio 43017 Toll Free 800-494-3539

                                    Distributed by Adviser Dealer Services, Inc.

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                        Meeder Advisor Funds Capital Fund

Security Description                                    Shares         Value ($)
--------------------                                    ------         ---------
Common Stocks - 96.7%

Capital Goods, Materials & Services - 14.3%

3M Co.                                                   1,797           231,777
Barrick Gold Corp.                                       1,300            23,270
Boeing Co.                                                 950            32,604
Carnival Corp.                                           2,100            68,271
Caterpillar, Inc.                                          550            30,613
Comcast Corp.                                            3,380           102,008
Ecolab, Inc.                                             2,700            69,120
Fox Entertainment Group, Inc. - Class A #                1,500            43,170
Halliburton Co.                                          4,200            96,600
Illinois Tool Works                                        270            17,779
Ingersoll-Rand Co. - Class A                               450            21,294
InterActive Corp. #                                      2,050            80,627
International Game Technology                              627            64,161
International Paper Co.                                  1,330            47,521
Interpublic Group of Cos., Inc.                          4,139            55,380
Newmont Mining Corp.                                     1,425            46,256
Omnicom Group, Inc.                                        700            50,190
Praxair, Inc.                                              700            42,070
Tyco International, Ltd.                                 5,400           102,492
Varco International, Inc. #                              1,200            23,520
Zebra Technology Corp. - Class A #                         562            42,291
                                                                       ---------
                                                                       1,291,014
                                                                       ---------

Consumer Durable Goods - 5.3%
Autozone, Inc. #                                           700            53,179
Best Buy Co., Inc. #                                       950            41,724
General Electric Co.                                     7,428           213,035
Kohls Corp. #                                              235            12,074
Wal-Mart Stores, Inc.                                    2,900           155,643
                                                                       ---------
                                                                         475,655
                                                                       ---------

Schedule of Investments in Securities
June 30, 2003 (unaudited)

                        Meeder Advisor Funds Capital Fund

Security Description                                 Shares           Value ($)
--------------------                                 ------           ---------

Consumer Non-Durable Goods - 13.2%

99 Cents Only Stores #                                  2,050             70,356
Altria Group, Inc.                                      1,223             55,573
Anheuser-Busch Cos., Inc.                               2,386            121,805
Apollo Group, Inc. -- Class A #                         1,000             61,800
Avon Products, Inc.                                     1,847            114,883
Bed Bath & Beyond, Inc. #                               2,050             79,581
Clorox Co.                                                650             27,722
Colgate Palmolive Co.                                     500             28,975
Dial Corp.                                              2,550             49,598
eBAY, Inc. #                                              918             95,472
Gillette Co.                                            1,000             31,860
Kimberly Clark Corp.                                    1,600             83,424
Kraft Foods, Inc. - Class A                             1,100             35,805
Mattel, Inc.                                            3,453             65,331
Pepsico, Inc.                                           1,033             45,969
Procter & Gamble Co.                                      772             68,847
Reebok International, Ltd. #                            2,135             71,800
Rite Aid Corp. #                                       10,000             44,500
Wendy's International, Inc.                             1,200             34,764
                                                                      ----------
                                                                       1,188,065
                                                                      ----------
Energy - 7.9%

Apache Corp.                                              150              9,759
Arch Coal, Inc.                                           700             16,086
Burlington Resources, Inc.                                500             27,035
Chesapeake Energy Corp.                                 1,923             19,422
ConocoPhillips                                            825             45,210
Ensco International, Inc.                               1,550             41,695
Exxon Mobil Corp.                                       5,101            183,177
FMC Technologies, Inc. #                                1,749             36,816
Kinder Morgan, Inc.                                       633             34,593
Marathon Oil Corp.                                      3,190             84,057
Murphy Oil Corp.                                          600             31,560
Nabors Industries, Ltd. #                                 450             17,789
Noble Corp. #                                           1,200             41,160
Noble Energy, Inc.                                        700             26,460
Williams Cos., Inc.                                    11,950             94,405
                                                                      ----------
                                                                         709,224
                                                                      ----------

Schedule of Investments in Securities
June 30, 2003 (unaudited)


                        Meeder Advisor Funds Capital Fund


Security Description                                       Shares        Value ($)
--------------------                                       ------        ---------
Finance - 18.6%
ACE, Ltd.                                                    2,909          99,750
AFLAC, Inc.                                                  1,750          53,813
Allstate Corp.                                                 735          26,203
American International Group, Inc.                           1,579          87,129
Bank of America Corp.                                        3,023         238,908
Bear Stearns Cos., Inc.                                      1,350          97,767
Chicago Mercantile Exchange                                    400          27,852
Citigroup, Inc.                                              5,375         230,050
Fannie Mae                                                     218          14,702
Freddie Mac                                                    235          11,931
Hartford Financial Services Group -- Convertible
Preferred #                                                    950          51,908
Merrill Lynch & Co., Inc.                                    2,350         109,698
New York Community Bancorp, Inc.                             1,522          44,275
PMA Capital Corp. - Class A                                  3,350          41,842
ProAssurance Corp. #                                         2,700          72,873
Prudential Financial, Inc.                                   2,494          83,923
Sovereign Bancorp, Inc. #                                    7,953         124,464
Travelers Property Casualty, Inc. - Class A                  3,000          47,700
Unumprovident Corp.                                          2,324          31,165
U.S. Bancorp                                                 3,687          90,332
Washington Mutual, Inc.                                        600          24,780
Wells Fargo & Co.                                            1,334          67,234
                                                                        ----------
                                                                         1,678,299
                                                                        ----------

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                        Meeder Advisor Funds Capital Fund
                        ---------------------------------


Security Description                               Shares          Value ($)
--------------------                               ------          ---------
Health - 17.6%
Abbott Laboratories, Inc.                           1,087             47,567
Alcon, Inc. #                                       1,600             73,120
Allergan, Inc.                                        650             50,115
AMGEN, Inc. #                                       1,950            128,583
Bard (C.R.), Inc.                                   1,000             71,310
BIOMET, Inc.                                        1,100             31,559
Bristol Myers Squibb Co.                            1,400             38,010
Caremark RX, Inc. #                                 1,800             46,224
Conceptus, Inc. #                                   3,000             42,060
Eli Lilly & Co.                                       700             48,279
Forrest Laboratories, Inc. #                        2,200            120,450
Genentech, Inc. #                                     700             50,484
Genzyme Corp. - General Division #                    950             39,767
Gilead Sciences, Inc. #                               600             33,330
Guidant Corp.                                       1,200             53,268
Johnson & Johnson Co.                               1,566             80,962
Medimmune, Inc. #                                     550             20,003
Medtronic, Inc.                                       703             33,723
Merck & Co., Inc.                                   2,148            130,061
Mylan Laboratories                                    800             27,816
Pfizer, Inc.                                        8,828            301,476
Sepracor, Inc. #                                    2,500             44,825
Shering-Plough Corp.                                1,050             19,530
Teva Pharmaceutical Industries - SP ADR               350             19,915
Watson Pharmaceuticals, Inc. #                        900             36,333
                                                                   ---------
                                                                   1,588,770
                                                                   ---------

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                        Meeder Advisor Funds Capital Fund
                        ---------------------------------

Security Description                                 Shares        Value ($)
--------------------                                 ------        ---------

Technology - 15.3%
Analog Devices #                                        416           14,485
AOL Time Warner #                                     5,750           92,518
Cisco Systems, Inc. #                                 5,800           97,382
Dell Computer Corp. #                                 2,500           79,600
Emulex Corp. #                                          800           18,216
First Data Corp.                                      3,074          127,386
Flir Systems, Inc. #                                  1,200           36,132
Hewlett-Packard Co.                                   1,650           35,145
Integrated Circuit Systems, Inc. #                    1,440           45,230
Intel Corp.                                           3,562           74,125
International Business Machines Corp.                 1,250          103,125
Marvel Technology Group, Ltd. #                         615           21,125
Microsoft Corp. #                                    12,162          311,833
Network Appliance, Inc. #                             2,250           36,180
Oracle Corp. #                                        6,300           75,663
Sanmina-Sci Corp. #                                   4,200           26,544
Symantec Corp. #                                      1,650           72,452
United Technologies Corp.                               400           28,332
Western Digital Corp. #                               2,050           21,115
Yahoo!, Inc. #                                        1,900           62,130
                                                                   ---------
                                                                   1,378,718
                                                                   ---------

Transportation - 1.1%

Fedex Corp.                                           1,000           62,030
United Parcel Service - Class B                         650           41,405
                                                                   ---------
                                                                     103,435
                                                                   ---------

Utilities - 3.4%

Dynergy, Inc. - Class A #                             6,550           27,510
Entergy Corp.                                         1,250           65,975
Nextel Communications, Inc. - Class A #               1,000           18,070
NiSource, Inc.                                        1,367           25,973
SBC Communications, Inc.                                650           16,608
Verizon Communications, Inc.                          2,700          106,514
Wisconsin Energy Corp.                                1,600           46,400
                                                                   ---------
                                                                     307,050
                                                                   ---------

                                                                   ---------
Total Common Stocks                       (Cost  $7,967,029)       8,720,230
                                                                   ---------

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                        Meeder Advisor Funds Capital Fund
                        ---------------------------------

Security Description                                         Shares            Value ($)
--------------------                                         ------            ---------
Money Market Registered Investment Companies - 3.7%

First American Treasury Obligation Fund                        333,248           333,248

Total Money Market Registered Investment
Companies                                            (Cost    $333,248)          333,248
                                                                               ---------

                                                                               ---------
Total Investments - 100.4%                           (Cost  $8,300,277)        9,053,478
                                                                               ---------

Liabilities less Other Assets - (0.4%)                                           (32,043)

                                                                               ---------
Total Net Assets - 100.0%                                                      9,021,435
                                                                               ---------

Trustee Deferred Compensation*

The Flex-funds Dynamic Growth Fund                                 145               916
The Flex-funds Highlands Growth Fund                                99             1,289
The Flex-funds Muirfield Fund                                      417             1,697
The Flex-funds Total Return Utilities Fund                          99             1,331

                                                                               ---------
Total Trustee Deferred Compensation                  (Cost      $4,952)            5,233
                                                                               ---------

                    #    Represents non-income producing # securities.

                    * Assets of affiliates to the Capital Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                      Meeder Advisor Funds Opportunity Fund
                      -------------------------------------

Security Description                                 Shares       Value ($)
--------------------                                 ------       ---------

Common Stocks - 97.2%

Capital Goods, Materials & Services - 16.1%
Albany International Corp. - Class A                  1,760         48,224
Alliance Gaming Corp. #                               2,300         43,493
Applebee's International, Inc.                          700         22,001
Ball Corp.                                              500         22,755
Boeing Co.                                            2,700         92,664
Bunge Ltd.                                              800         22,880
Cabot Corp.                                           1,400         40,180
Carlisle Companies, Inc.                              1,050         44,268
Choice Hotels International, Inc. #                     800         21,848
Comcast Corp. - Class A #                             1,010         30,482
CBRL Group, Inc.                                      1,200         46,620
FTI Consulting, Inc. #                                  400          9,988
Halliburton Co.                                       1,420         32,660
Imation Corp.                                         1,630         61,647
International Game Technolgy                            210         21,489
ITT Educational Services, Inc. #                      2,000         58,500
Knight Ridder, Inc.                                     650         44,805
Liberty Media Corp. - Class A #                       1,790         20,692
MacDermid, Inc.                                       1,900         49,970
MPS Group, Inc. #                                     3,820         26,282
Newmont Mining Corp.                                  2,580         83,747
Owens-Illinois, Inc. #                                3,750         51,637
Republic Services, Inc. #                             3,160         71,637
Service Corporation International #                   9,600         37,152
Southern Peru Copper Corp.                            2,700         41,310
Stewart Enterprises, Inc. - A #                       5,350         23,005
Trex Company, Inc. #                                  1,000         39,250
Trinity Industries                                    1,030         19,065
Tyco International, Ltd.                              3,390         64,342
United Defense Industries, Inc. #                     4,290        111,283
United Stationers, Inc. #                               700         25,081
Varco International, Inc. #                           1,200         23,520
Viacom, Inc. - Class B #                              1,370         59,814
                                                                ----------
                                                                 1,412,291
                                                                ----------

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                      Meeder Advisor Funds Opportunity Fund
                      -------------------------------------


Security Description                            Shares          Value ($)
--------------------                            ------          ---------

Consumer Durable Goods - 7.7%
Advance Auto Parts #                             1,200          73,080
Autozone, Inc. #                                   300          22,791
Claire's Stores, Inc.                              920          23,331
Claracor, Inc.                                     718          27,679
Cost Plus, Inc. #                                  700          24,969
Energizer Holdings, Inc. #                       2,180          68,452
Ford Motor Co.                                   2,290          25,167
Gap, Inc.                                        1,200          22,512
Hot Topic, Inc. #                                  800          21,568
JC Penney Co., Inc.                              2,378          40,069
Ross Stores, Inc.                                1,000          42,960
Saks, Inc. #                                     2,510          24,347
Sherwin-Williams Co.                               700          18,816
TJX Companies, Inc.                              1,050          19,782
Tractor Supply Co. #                             2,170         102,771
Wal-Mart Stores, Inc.                            2,300         123,441
                                                            ----------
                                                               681,735
                                                            ----------

Consumer Non-Durable Goods - 8.2%
Altria Group, Inc.                               1,080          49,075
Clorox Co.                                         900          38,385
Fresh Del Monte Produce, Inc.                    4,420         113,550
Mattel, Inc.                                     2,000          37,840
Pepsi Bottling Group, Inc.                       4,030          80,681
Reebok International, Ltd. #                     3,210         107,952
Rent-A-Center, Inc. #                            1,050          79,600
Sara Lee Corp.                                   3,660          68,845
Staples, Inc. #                                  3,500          64,225
VF Corp.                                         1,520          51,634
Winn-Dixie Stores, Inc.                          2,180          26,836
                                                            ----------
                                                               718,623
                                                            ----------

Energy - 10.0%
Amerada Hess Corp.                               1,310          64,426
Calpine Corp. #                                  1,700          11,220
Cimarex Energy Co. #                             1,000          23,750
ConocoPhillips                                   1,481          81,159
El Paso Corp.                                    4,760          38,461
Exxon Mobil Corp.                                5,640         202,532
FMC Technologies, Inc. #                         3,150          66,308
Occidental Petroleum Corp.                       4,550         152,652
Oil States International, Inc. #                 4,990          60,379
Questar Corp.                                    1,970          65,936
UGI Corp.                                          700          22,190
Valero Energy Corp.                              1,150          41,779
XTO Energy, Inc.                                 2,063          41,487
                                                            ----------
                                                               872,279
                                                            ----------

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                      Meeder Advisor Funds Opportunity Fund
                      -------------------------------------

Security Description                           Shares        Value ($)
--------------------                           ------       ---------

Finance - 26.3%
Allstate Corp.                                 2,480          88,412
American International Group                   2,610         144,020
Bank of America Corp.                          2,920         230,768
Bear Stearns Cos., Inc.                        1,030          74,593
Cigna Corp.                                    1,300          61,022
Citigroup, Inc.                                7,960         340,688
Freddie Mac                                    1,240          62,955
Fannie Mae                                     1,600         107,904
Federated Investors, Inc. - Class B            1,600          43,872
Fidelity National Financial, Inc.              3,800         116,888
Greenpoint Financial Corp.                       690          35,149
GTech Holdings Corp.                             660          24,849
H & R Block, Inc.                                500          21,625
MBNA Corp.                                     4,320          90,029
Merrill Lynch & Co., Inc.                      2,640         123,235
Morgan Stanley                                 1,050          44,887
National City Corp.                            2,450          80,140
New York Community Bancorp                     1,933          56,231
Partnerre, Ltd.                                1,580          80,754
Providian Financial Corp. #                    2,200          20,372
Sovereign Bancorp, Inc.                        7,960         124,574
Stancorp Financial Group                       1,580          82,507
Travelers Property Casualty - Class B          1,300          20,501
Washington Mutual, Inc.                        3,290         135,877
Wells Fargo & Company                          1,630          82,152
                                                         -----------
                                                           2,294,004
                                                         -----------

Health - 5.5%
AdvancePcs #                                     500          19,125
Amgen, Inc. #                                    740          48,796
Gen-Probe, Inc. #                                600          24,582
HCA, Inc.                                      1,090          34,924
Hillenbrand Industries                         1,310          66,090
Mentor Corp.                                   1,410          27,354
Merck & Co., Inc.                              1,430          86,586
Steris Corp. #                                 3,160          72,964
United Healthgroup, Inc.                         210          10,553
Watson Pharmaceuticals, Inc. #                 2,210          89,218
                                                         -----------
                                                             480,192
                                                         -----------

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                      Meeder Advisor Funds Opportunity Fund
                      -------------------------------------

Security Description                                         Shares               Value ($)
--------------------                                         ------               ---------
Technology - 13.4%
AOL Time Warner #                                               2,440                 39,260
Avocent Corp. #                                                 1,500                 44,835
Brown & Brown, Inc.                                             1,800                 58,500
Checkfree Corp. #                                                 800                 22,400
Dell Computer Corp. #                                             840                 26,746
Diebold, Inc.                                                     550                 23,788
Dionex Corp. #                                                    500                 19,870
Eastman Kodak Co.                                               1,420                 38,837
Fisher Scientific International #                               4,980                173,802
Hewlett-Packard Co. #                                           4,860                103,518
Intel Corp.                                                     2,150                 44,741
International Business Machines Corp.                             590                 48,675
Kronos, Inc. #                                                    500                 25,425
Leapfrog Enterprises, Inc. #                                    2,040                 64,892
Lexmark International , Inc. #                                    620                 43,877
Microsoft Corp.                                                 1,330                 34,101
Oracle Corp. #                                                  3,390                 40,714
ProAssurance Corp. #                                              564                 15,222
Rockwell Automation, Inc.                                         980                 23,363
SanDisk Corp. #                                                 1,200                 48,684
Sanmina-Sci Corp. #                                             5,760                 36,403
Symantec Corp. #                                                1,480                 64,987
Thermo Electron Corp. #                                         1,110                 23,332
Torchmark Corp.                                                   600                 22,350
Western Digital Corp. #                                         1,900                 19,570
Wilson Greatbatch Technologies #                                1,200                 43,320
Xerox Corp. #                                                   1,900                 20,121
                                                                             ---------------
                                                                                   1,171,333
                                                                             ---------------

Transportation - 2.0%
Burlington Northern Santa Fe                                    1,530                 43,513
Fedex Corp.                                                     1,050                 65,131
Union Pacific Corp.                                             1,080                 62,662
                                                                             ---------------
                                                                                     171,306
                                                                             ---------------

Utilities - 8.0%
Allegheny Energy, Inc.                                            420                  3,549
AT&T Corp.                                                      4,800                 92,400
Centerpoint Energy, Inc.                                        1,000                  8,150
CMS Energy Corp.                                                  630                  5,103
Edison International #                                          4,130                 67,856
Entergy Corp.                                                   2,080                109,782
Exelon Corp.                                                    1,200                 71,772
Mirant Corp. #                                                  1,300                  3,770
Nextel Communications, Inc. - Class A #                         1,370                 24,756
Northeast Utilities                                             2,180                 36,493
Qwest Communications International #                            4,690                 22,418
Reliant Resources, Inc. #                                         700                  4,291
SBC Communications, Inc.                                        3,390                 86,614
Sempra Energy                                                   3,640                103,850
Verizon Communications, Inc.                                    1,370                 54,046
                                                                             ---------------
                                                                                     694,850
                                                                             ---------------

                                                                             ---------------
Total Common Stocks                               (Cost    $7,791,383)             8,496,613
                                                                             ---------------

Schedule of Investments in Securities
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                      Meeder Advisor Funds Opportunity Fund
                      -------------------------------------

Security Description                                            Shares          Value ($)
--------------------                                            ------          ---------
Money Market Registered Investment Companies - 3.2%

First American Treasury Obligation Fund                              276,878        276,878
                                                                                -----------
Total Money Market Registered Investment Companies         (Cost    $276,878)       276,878
                                                                                -----------

                                                                                -----------
Total Investments - 100.4%                                 (Cost  $8,068,261)     8,773,491
                                                                                -----------

Liabilities less Other Assets - (-0.4%)                                             (37,754)

                                                                                -----------
Total Net Assets - 100.0%                                                         8,735,737
                                                                                -----------

Trustee Deferred Compensation*

The Flex-funds Dynamic Growth Fund                                       145            916
The Flex-funds Highlands Growth Fund                                      99          1,289
The Flex-funds Muirfield Fund                                            417          1,697
The Flex-funds Total Return Utilities Fund                                99          1,331

                                                                                -----------
Total Trustee Deferred Compensation                        (Cost      $4,952)         5,233
                                                                                -----------

     #    Represents non-income producing securities.

     * Assets of affiliates to the Opportunity Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

                       Statements of Assets & Liabilities
                            June 30, 2003 (unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           Capital             Opportunity
                                                                                            Fund                   Fund
                                                                                           -------             -----------
Assets
Investments, at value*                                                                   $9,053,478             $8,773,491
Trustee deferred compensation investments, at value                                           5,233                  5,233
Receivable for securities sold                                                               37,862                 44,698
Interest and dividend receivable                                                              6,801                  9,804
Prepaid expenses/other assets                                                                   915                    865
---------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                              9,104,289              8,834,091
---------------------------------------------------------------------------------------------------------------------------

Liabilities
Payable for securities purchased                                                             57,447                 73,056
Payable for Trustee Deferred Compensation Plan                                                5,233                  5,233
Payable to investment advisor                                                                 3,078                  2,009
Accrued fund accounting fees                                                                  1,158                  1,121
Accrued administration fees                                                                     386                    374
Accrued transfer agent fees                                                                     210                    210
Accrued trustee fees                                                                          1,715                  1,714
Other accrued liabilities                                                                    13,627                 14,637
---------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                            82,854                 98,354
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                         $9,021,435             $8,735,737
---------------------------------------------------------------------------------------------------------------------------

Net Assets
Capital                                                                                 $10,011,725            $10,038,575
Accumulated undistributed (distributions in excess of) net investment income                 11,561                 29,628
Accumulated undistributed net realized gain (loss) from investments                      (1,755,052)            (2,037,696)
Net unrealized appreciation (depreciation) of investments                                   753,201                705,230
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                         $9,021,435             $8,735,737
---------------------------------------------------------------------------------------------------------------------------

Capital Stock Outstanding                                                                 1,001,425              1,004,902
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value and Redemption Price Per Share                                                $9.01                  $8.69
Maximum Sales Charge                                                                           5.75%                  5.75%
Maximum Offering Price Per Share (Net Asset Value/(100% - Maximum Sales Charge))              $9.56                  $9.22

---------------------------------------------------------------------------------------------------------------------------
* Securities at cost                                                                     $8,300,277             $8,068,261
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Statements of Operations
               For the Six Months Ended June 30, 2003 (unaudited)

------------------------------------------------------------------------------------------------------------------------------

                                                                                               Capital           Opportunity
                                                                                                Fund                Fund
                                                                                               -------           -----------
Investment Income
Interest                                                                                           $597                  $402
Dividends                                                                                        52,398                68,821
------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                                          52,995                69,223
------------------------------------------------------------------------------------------------------------------------------

Expenses
Investment advisor                                                                               41,435                39,595
Fund accounting                                                                                   6,215                 5,939
Administration                                                                                    2,072                 1,980
Transfer agent                                                                                    1,240                 1,240
Trustee                                                                                           3,497                 3,497
Audit                                                                                             7,937                 7,937
Custodian                                                                                         6,783                11,535
Legal                                                                                             1,562                 1,562
Insurance                                                                                           190                   189
Other                                                                                             1,558                 1,559
------------------------------------------------------------------------------------------------------------------------------
Total Expenses Before Reductions                                                                 72,489                75,033
------------------------------------------------------------------------------------------------------------------------------

Investment advisor fees waived                                                                  (31,055)              (35,438)

------------------------------------------------------------------------------------------------------------------------------
Total Net Expenses                                                                               41,434                39,595
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                            11,561                29,628
------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                                          (314,795)              (97,470)
Net change in unrealized appreciation (depreciation) of investments                           1,080,323               895,124
------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) from Investments                                        765,528               797,654
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net Change in Net Assets Resulting from Operations                                             $777,089              $827,282
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                       Statements of Changes in Net Assets
    For the Period Ended December 31, 2002 and Six Months Ended June 30, 2003
                                  (unaudited)
--------------------------------------------------------------------------------

                                                                      Capital                      Opportunity
                                                                       Fund                            Fund
                                                                       ----                            ----
                                                               2003            2002*           2003           2002*
Operations
Net investment income (loss)                               $   11,561     $    11,725      $    29,628     $    38,575
Net realized gain (loss) from investments and futures
contracts                                                    (314,795)     (1,440,257)         (97,470)     (1,940,226)
Net change in unrealized appreciation (depreciation) of
investments                                                 1,080,323        (327,122)         895,124        (189,894)
----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations            777,089      (1,755,654)         827,282      (2,091,545)
----------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income                                          0         (11,725)               0         (38,575)
----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from distributions               0         (11,725)               0         (38,575)
----------------------------------------------------------------------------------------------------------------------

Capital Transactions

Issued                                                              0      10,000,000                0      10,000,000

Reinvested                                                          0          11,725                0          38,575
----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from capital
transactions                                                        0      10,011,725                0      10,038,575
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                    777,089       8,244,346          827,282       7,908,455
----------------------------------------------------------------------------------------------------------------------

Net Assets - Beginning of Period                            8,244,346               0        7,908,455               0

----------------------------------------------------------------------------------------------------------------------
Net Assets - End of Period                                 $9,021,435     $ 8,244,346      $ 8,735,737     $ 7,908,455

----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
net investment income                                      $   11,561     $         0      $    29,628     $         0
----------------------------------------------------------------------------------------------------------------------

Share Transactions

Issued                                                              0       1,000,000                0       1,000,000

Reinvested                                                          0           1,425                0           4,902
----------------------------------------------------------------------------------------------------------------------
Net change in shares                                                0       1,001,425                0       1,004,902
----------------------------------------------------------------------------------------------------------------------

* Each fund commenced operations on April 30, 2002.

See accompanying notes to financial statements.

                              Financial Highlights
   For a Share Outstanding Through Six Months Ended June 30, 2003 (unaudited)
                     and the Period Ended December 31, 2002
--------------------------------------------------------------------------------

                                                                                             Capital Fund
                                                                                             ------------

                                                                                           2003         2002*
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                     $  8.23      $ 10.00
-------------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income                                                                       0.01         0.01
Net gains (losses) on securities (both realized and unrealized)                             0.77        (1.77)
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                            0.78        -1.76
-------------------------------------------------------------------------------------------------------------

Less Distributions
From net investment income                                                                  0.00        (0.01)
-------------------------------------------------------------------------------------------------------------
Total Distributions                                                                         0.00        (0.01)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                           $  9.01      $  8.23
-------------------------------------------------------------------------------------------------------------

Total Return (excludes sales charge and assumes reinvestment of distributions)(1)           9.48%      -17.58%

Ratios/Supplemental Data
Net assets, end of period ($000)                                                         $ 9,021      $ 8,244
Ratio of net expenses to average net assets (2)                                             1.00%        1.00%
Ratio of net investment income to average net assets (2)                                    0.28%        0.20%
Ratio of expenses to average net assets before reductions (2)                               1.75%        1.82%
Portfolio turnover rate (1)                                                                50.76%      201.87%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
* Fund commenced operations on April 30, 2002.

See accompanying notes to financial statements.

                              Financial Highlights
 For a Share Outstanding Through Six Months Ended June 30, 2003 (unaudited) and the Period Ended December 31, 2002
--------------------------------------------------------------------------------

                                                                                          Opportunity Fund
                                                                                          ----------------

                                                                                          2003          2002*
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                  $    7.87     $   10.00
-------------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income                                                                      0.03          0.04
Net gains (losses) on securities (both realized and unrealized)                            0.79         (2.13)
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                           0.82         (2.09)
-------------------------------------------------------------------------------------------------------------

Less Distributions
From net investment income                                                                 0.00         (0.04)
-------------------------------------------------------------------------------------------------------------
Total Distributions                                                                        0.00         (0.04)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                        $    8.69     $    7.87
-------------------------------------------------------------------------------------------------------------

Total Return (excludes sales charge and assumes reinvestment of distributions)(1)         10.42%       -20.91%

Ratios/Supplemental Data
Net assets, end of period ($000)                                                      $   8,736     $   7,908
Ratio of net expenses to average net assets (2)                                            1.00%         1.00%
Ratio of net investment income to average net assets (2)                                   0.75%         0.68%
Ratio of expenses to average net assets before reductions (2)                              1.89%         1.96%
Portfolio turnover rate (1)                                                              125.24%       279.50%


(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
* Fund commenced operations on April 30, 2002.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Meeder Advisor Funds trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. At June 30, 2003, the Trust consisted of three separate series. The accompanying financial statements relate only to the following Funds: Capital Fund ("Capital") and the Opportunity Fund ("Opportunity") (each a "Fund" and collectively the "Funds").

As of June 30, 2003, 100% of each Fund's capital stock outstanding is held by one shareholder.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Investments in securities that are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation or, lacking any sales, at the closing bid prices. Securities traded over-the-counter are valued at the most recent bid price or yield equivalent as obtained from one or more dealers that make markets in such securities. The Funds obtain prices from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees").

Money market securities held in the Funds maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

Futures & options. Each Fund may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the portfolio, or which it intends to purchase. Such transactions may be considered trading activity under GAAP. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those that are being considered for purchase.

To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid. The Funds record realized gains or losses for the daily variation margin.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized appreciation or depreciation until closed, exercised or expired.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received.

Forward currency contracts. The Funds may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Foreign currency translation. Accounting records of the Funds are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Funds denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Federal income taxes. It is each Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Each Fund declares and pays dividends from net investment income, if any, on an annual basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, differing treatments of unrealized gains and losses of futures contracts held by each Fund, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in shares of The Flex-funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

2.   Investment Transactions

For the six months ended June 30, 2003, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds were as follows:

                                         Purchases        Sales

         Capital Fund                    $4,222,810     $4,118,964
         Opportunity Fund                 9,745,062      9,788,747

As of June 30, 2003, the aggregate cost basis of investments and unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                               Net unrealized
                              Cost basis of     Unrealized     Unrealized       appreciation
                               investments     appreciation   depreciation     (depreciation)
      Capital Fund              $8,415,447       $894,828       $(256,797)       $638,031
      Opportunity Fund           8,229,191        836,270        (291,970)        544,300

3.   Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. ("Meeder"), provides each Fund with investment management, research, statistical and advisory services. Under separate Investment Subadvisory Agreements with MAM, Norwich Union Investment Management Limited ("NUIM") serves as subadvisor to the Funds. NUIM is responsible for the selection of individual portfolio securities for the assets of the Funds.

For such services the Funds pay monthly an annual fee of 1.00% of average daily net assets to MAM.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.12% of each Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for each Fund. For Funds which are subject to an expense cap and are above the expense cap, the basis point fee will be reduced by 0.02%. MFSCo has voluntarily reduced the annual minimum fee to $2,500 for each Fund while it has a single shareholder.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo an annual fee equal to 0.05% of each Fund's average daily net assets.

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of:

         a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or
         b.   $7,500.

MAM has agreed to reduce its fees and/or reimburse expenses during the period of time when each Fund has a single shareholder, to the extent necessary to maintain an annual net fund operating expense ratio of 1.00%. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the six months ended June 30, 2003, MAM waived $31,055 and $35,438 for Capital and Opportunity, respectively.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Funds have adopted a distribution plan with Adviser Dealer Services, Inc. (the "Distributor"). Under this distribution plan, each Fund pays the Distributor fees at an annual rate of 0.25% of average daily net assets. Additionally, the Funds have adopted a service plan. Under this service plan, each Fund pays the Distributor fees at an annual rate of 0.25% of average daily net assets. The Distributor has agreed that no distribution and service fees will be paid by each Fund while it has a single shareholder. The Funds' shareholders will be notified when the Funds begin to charge distribution and service fees.

4.   Federal Tax Information

The tax characteristics of dividends paid by the Funds during the period ended December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                            Ordinary Income         Total Dividends Paid/1/
--------------------------------------------------------------------------------
Capital Fund                    $11,725                    $11,725
--------------------------------------------------------------------------------
Opportunity Fund                 38,575                     38,575
--------------------------------------------------------------------------------

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

--------------------------------------------------------------------------------
                      Accumulated          Unrealized             Total
                      Capital and         Appreciation/        Accumulated
                    Other Gains and      (Depreciation)/2/       Earnings/
                       (Losses)                                 (Deficit)
--------------------------------------------------------------------------------
Capital Fund         $(1,325,087)           $(442,292)        $(1,767,379)
--------------------------------------------------------------------------------
Opportunity Fund      (1,779,296)            (350,824)         (2,130,120)
--------------------------------------------------------------------------------

For federal income tax purposes, the Funds have capital loss carryforwards as of December 31, 2002, which are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

                       Amount         Expires

Capital Fund         $1,176,124        2010
Opportunity Fund      1,779,296        2010

Under current tax laws, net capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the period ended December 31, 2002, the Capital Fund deferred post October losses of $148,963.

/1/ Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

/2/ The difference between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the realization for tax purposes of unrealized gains/(losses) on investments in passive foreign investment companies.

5.   Subsequent Event

The lone shareholder of each Fund has notified MFSCo, serving as transfer agent, of their intent to make a full redemption of all capital stock outstanding. Given these circumstances, the management of the Funds will begin the termination and liquidation of the operations of each Fund.

Trustees and Officers (unaudited)

--------------------------------------------------------------------------------

Certain trustees and officers of the Funds are also officers and directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and the Funds and elect their officers. The officers are responsible for the Funds' day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

-------------------------------------------------------------------------------------------------------------
 Name, Address/1/, and Year of          Position and Length of             Principal Occupation During Past
            Birth                             Service/2/                               Five Years
-------------------------------------------------------------------------------------------------------------
Robert S. Meeder, Sr.*                Trustee and President               Chairman of Meeder Asset
Year of Birth:  1929                                                      Management, Inc., an investment
                                                                          advisor; Chairman and Director of
                                                                          Mutual Funds Service Co., the Fund
                                                                          Complex's transfer agent; Director
                                                                          of Adviser Dealer Services, Inc.,
                                                                          the Fund Complex's Distributor.

-------------------------------------------------------------------------------------------------------------
Milton S. Bartholomew                 Trustee                             Retired; formerly a practicing
Year of Birth:  1929                                                      attorney in Columbus, Ohio; member
                                                                          of the Fund Complex's Audit
                                                                          Committee.
-------------------------------------------------------------------------------------------------------------
Roger D. Blackwell                    Trustee                             Professor of Marketing and
Year of Birth:  1940                                                      Consumer Behavior, The Ohio State
                                                                          University; President of Blackwell
                                                                          Associates, Inc., a strategic
                                                                          consulting firm.
-------------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.*                Trustee and Vice President          President of Meeder Asset
Year of Birth:  1961                                                      Management, Inc.
-------------------------------------------------------------------------------------------------------------
Walter L. Ogle                        Trustee                             Retired; formerly Executive Vice
Year of Birth:  1937                                                      President of Aon Consulting, an
                                                                          employee benefits consulting
                                                                          group; member of the Fund
                                                                          Complex's Audit Committee.
-------------------------------------------------------------------------------------------------------------
Charles A. Donabedian                 Trustee                             President, Winston Financial,
Year of Birth:  1943                                                      Inc., which provides a variety of
                                                                          marketing consulting services to
                                                                          investment management companies;
                                                                          CEO, Winston Advisors, Inc., an
                                                                          investment advisor; member of the
                                                                          Fund Complex's Audit Committee.
-------------------------------------------------------------------------------------------------------------
James W. Didion                       Trustee                             Retired; formerly Executive Vice
Year of Birth:  1930                                                      President of Core
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                          Source, Inc., an employee benefit
                                                                          and Workers' Compensation
                                                                          administration and consulting firm
                                                                          (1991 - 1997).
-------------------------------------------------------------------------------------------------------------
Jack W. Nicklaus                      Trustee                             Designer, Nicklaus Design, a golf
Year of Birth:  1961                                                      course design firm and division of
                                                                          The Nicklaus Companies.
-------------------------------------------------------------------------------------------------------------

/1/The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
/2/Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
*Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Funds. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Funds.

     Manager and Investment Advisor:
     Meeder Asset Management
     6125 Memorial Drive
     P.O. Box 7177
     Dublin Ohio, 43017


     Subadvisor
     Norwich Union Investment Management
     31 Milk Street, Suite 1111
     Boston, MA 02109


     Board of Trustees
     Milton S. Bartholomew
     Dr. Roger D. Blackwell
     James Didion
     Charles Donabedian
     Robert S. Meeder, Sr.
     Robert S. Meeder, Jr.
     Jack Nicklaus II
     Walter L. Ogle


     Custodian
     U.S. Bank N.A.
     Cincinnati, Ohio 45201


     Transfer Agent Dividend Disbursing Agent
     Mutual Funds Service Co.
     6125 Memorial Drive
     Dublin, Ohio 43017


     Auditors
     KPMG LLP
     Columbus, Ohio 43215

Meeder
        Advisor Funds

        6125 Memorial Drive, P.O. Box 7177
        Dublin, Ohio 43017 Toll Free 800-494-3539

        Distributed by Adviser Dealer Services, Inc.

Item 2.  Code of Ethics.

Not applicable (disclosure required in annual report on N-CSR only).

Item 3.  Audit Committee Financial Expert.

Not applicable (disclosure required in annual report on N-CSR only).

Item 4.  Principal Accountant Fees and Services.

Not applicable (disclosure required in annual report on N-CSR only).

Items 5-6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not applicable.

(b) Certifications of principal executive officer and principal financial officer, under Rule 30a-2 of the Investment Company Act of 1940. Filed herewith as EX-99.CERT.

(c) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Advisor Funds




By:    /s/  Bruce E. McKibben, Treasurer
       Bruce E. McKibben, Treasurer

Date:  September 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/  Bruce E. McKibben, Treasurer
       Bruce E. McKibben, Treasurer

Date:  September 3, 2003

By:    /s/  Robert S. Meeder, Sr., Chairman
       Robert S. Meeder, Sr., Chairman

Date:  September 3, 2003